Shareholders' Equity - Shares issued on acquisition (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($) EquityInstruments $ / shares	Jan. 31, 2021 USD ($) EquityInstruments $ / shares	Sep. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Oct. 23, 2020 USD ($)
Stockholder's Equity
Loss on settlement of shares to be issued			$ 442,000
Sleepwell, LLC
Stockholder's Equity
Consideration in shares (Value)	$ 657,000	$ 2,376,000		$ 657,000
Consideration in shares (Shares) | EquityInstruments	246,000	629,000
Issue price per share | $ / shares		$ 3.78
Discount rate		15.00%	25.00%	3.46%	15.00%
Cash consideration	$ 1,100,000		$ 320,000		$ 6,623,000
Loss on settlement of shares to be issued			$ 442,000
Futures contract
Stockholder's Equity
Consideration in shares (Value)	$ 657,000
Consideration in shares (Shares) | EquityInstruments	246,000
Issue price per share | $ / shares	$ 2.67
Discount rate	25.00%